Convertible Instruments Classified as Equity (Details) - Schedule of convertible equity Instrument that was recorded as in the convertible loan note reserve prior to conversion - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Convertible Equity Instrument That Was Recorded As In The Convertible Loan Note Reserve Prior To Conversion Abstract
Par value of Convertible loan notes issued			$ 1,850
Less: Fair value of warrants issued to note holders			(545)
Exchange rate adjustment			209
Convertible gross			1,514
Accrued interest			348
Less: convertible loan note conversion			(2,523)
Exercise of warrants			661
Convertible net